Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.08

Exception Grades
Run Date - 3/22/2022 4:31:27 PM
AMC Loan ID	Customer Loan ID	Edgar ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Property State	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXX	XXXXX	1000316		24847579	XXXXC	02/21/2022	Credit	Credit	Credit Documentation	Credit	The appraisal does not contain rental analysis and thus casts doubt on the business purpose of the loan.			Borrower's Experience/Track Record	Borrower's Experience/Track Record.	Owner,Originator	Reviewer Comment (2022-03-09): Approved exception received in trailing documents for waiver of missing comparable rent schedule missing. Comp factor, seasoned investor. Buyer Comment (2022-03-08): Borrower has signed all necessary business purpose documents and provided lease. An exception has been approved for no rental survey.			03/09/2022	2	B	GA	Refinance - Cash-out - Other		C	B	C	B			A	A			No